Subsequent Events - Additional Information (Details) - EBP 002 - USD ($)		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Employee benefit plan employer contribution percentage		100.00%
Employee benefit plan employer contribution participant compensation percentage		6.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Employee benefit plan employer contribution percentage	100.00%
Employee benefit plan employer contribution participant compensation percentage	4.00%
Subsequent Event | Minimum
EBP, Subsequent Event [Line Items]
Participant prior-year wages	$ 150,000